Provisions - Schedule reconciliation of beginning and ending aggregate carrying amount of the provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Balance - Beginning of period	$ 4,190	$ 4,298
Changes in estimated cash flows and discount rates	1,455	(585)
Accretion	270	183
Effect of foreign exchange	368	294
Balance - End of period	6,283	4,190
Maracas Menchen Mine [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	3,664	3,824
Changes in estimated cash flows and discount rates	1,484	(583)
Accretion	237	162
Effect of foreign exchange	327	261
Balance - End of period	5,712	3,664
Currais Novos Tungsten [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	526	474
Changes in estimated cash flows and discount rates	(29)	(2)
Accretion	33	21
Effect of foreign exchange	41	33
Balance - End of period	$ 571	$ 526